Asset retirement obligation - Additional information (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Asset retirement obligation
Asset retirement obligation	$ 6,547	$ 6,547	$ 162	$ 162	$ 0
Future rehabilitation costs	$ 10,928
Risk free nominal rate			11.30%	11.30%
Nominal discount rate	12.60%	12.60%
Inflation rate	6.30%	6.30%	4.00%	4.00%
Real discount rate	6.30%	6.30%	7.00%	7.00%
Mine of Xuxa
Asset retirement obligation
Asset retirement obligation		$ 2,877
Mine of Barreiro
Asset retirement obligation
Asset retirement obligation		$ 3,670